Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash (note 3)	$ 758,355	$ 1,236,137
Accounts receivable (note 6)	92,464	120,299
Other current assets (note 4)	79,206	28,821
Total current assets	930,025	$ 1,385,257
Inventories (note 5)	25,213
Construction in progress (note 8)	12,884
Growing crops (note 9)	132,168
Fixed assets (note 7)	54,402	$ 3,531
Goodwill	274,449	274,449
Total assets	1,429,141	1,663,237
Current liabilities
Accounts payable and accrued liabilities (note 10)	338,073	483,706
Other current liabilities (note 11)	9,305	8,088
Total current liabilities	347,378	491,794
Shareholders' equity
Common shares, $0.0002 par value; Authorized - 500,000,000 common shares; shares issued and outstanding – 43,585,000 (December 31, 2014 – 42,485,000) (note 13)	8,717	8,497
Additional paid-in-capital (note 13)	1,660,415	1,459,703
Accumulated other comprehensive loss	(20,013)	(7,691)
Deficit	(567,356)	(289,066)
Total shareholders' equity	1,081,763	1,171,443
Total liabilities and shareholders' equity	$ 1,429,141	$ 1,663,237